Commitments and contingencies - Guarantees (Details) € in Millions, £ in Millions		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK	Dec. 31, 2016 GBP (£)	[2]	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Jul. 14, 2014 USD ($)	Dec. 09, 2013 EUR (€)	Mar. 07, 2013 USD ($)
Guarantor Obligations [Line Items]
Maximum guarantee		$ 5,680,000,000					$ 5,906,000,000
Archer | Equity Method Investee
Guarantor Obligations [Line Items]
Maximum guarantee										$ 250,000,000			$ 100,000,000
Performance Guarantee
Guarantor Obligations [Line Items]
Maximum guarantee	[1],[2],[3]	1,403,000,000					1,530,000,000
Performance Guarantee | Archer | Equity Method Investee
Guarantor Obligations [Line Items]
Maximum guarantee		8,000,000	NOK 66,000,000
Performance Guarantee | Archer Limited
Guarantor Obligations [Line Items]
Maximum guarantee		8,000,000					8,000,000
Guarantee in favor of banks
Guarantor Obligations [Line Items]
Maximum guarantee	[1],[2],[3],[4]	1,677,000,000					1,632,000,000
Guarantee in favor of banks | Archer Limited
Guarantor Obligations [Line Items]
Maximum guarantee		253,000,000				€ 24.0	268,000,000		€ 33.0
Guarantee in favor of banks | Archer Limited | Euro Member Countries, Euro
Guarantor Obligations [Line Items]
Maximum guarantee		25,000,000					36,000,000
Guarantee in favor of banks | Seabras Sapura
Guarantor Obligations [Line Items]
Maximum guarantee		787,000,000					550,000,000
Guarantee in favor of suppliers
Guarantor Obligations [Line Items]
Maximum guarantee	[1],[3],[4]	2,600,000,000					2,744,000,000
Guarantee in favor of suppliers | Archer Limited
Guarantor Obligations [Line Items]
Maximum guarantee		10,000,000 [2]		£ 8			14,000,000	£ 9
Guarantee in favor of suppliers | Seabras Sapura Holding
Guarantor Obligations [Line Items]
Maximum guarantee		0					125,000,000
Financial Guarantee | Archer | Equity Method Investee
Guarantor Obligations [Line Items]
Maximum guarantee		278,000,000							€ 48.4		$ 20,000,000	€ 48.4
Cash payment proposed for restructure of liability		28,000,000
Seadrill Partners LLC | Performance Guarantee
Guarantor Obligations [Line Items]
Guarantee outstanding		185,000,000					370,000,000
Seadrill Partners LLC | Financial Guarantee
Guarantor Obligations [Line Items]
Guarantee outstanding		621,000,000					698,000,000
Seadrill Partners LLC | Custom Guarantee | Nigeria
Guarantor Obligations [Line Items]
Guarantee outstanding		400,000					86,000,000
SeaMex Limited | Performance Guarantee
Guarantor Obligations [Line Items]
Guarantee outstanding		30,000,000					30,000,000
SeaMex Limited | Financial Guarantee
Guarantor Obligations [Line Items]
Guarantee outstanding		$ 0					$ 81,000,000

[1]	Guarantees to Archer - Within guarantees provided to customers are guarantees provided on behalf of Archer of $8 million (2015: $8 million). Within guarantees in favor of banks are guarantees provided on behalf of Archer of $253 million and EUR 24 million ($25 million) (2015: $268 million and EUR 33 million ($36 million)). Guarantees in favor of suppliers include guarantees on behalf of Archer of GBP 8 million ($10 million) (2015: GBP 9 million ($14 million)). As of December 31, 2016 the Company recognized a $28 million contingent liability to reflect the potential cash settlement of the guarantees. See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein. Please also refer to "Note 38 – Subsequent Events" for the agreement we reached on April 25. 2017 to extinguish certain of the guarantees provided on behalf of Archer.
[2]	Guarantees to SeaMex - Within guarantees in favor of customers are guarantees provided on behalf of SeaMex of $30 million (2015: $30 million). Guarantees in favor of banks includes guarantees on behalf of SeaMex of nil (2015: $81 million). See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein.
[3]	Guarantees to Seadrill Partners - Within guarantees in favor of customers are guarantees provided on behalf of Seadrill Partners of $185 million (2015: $370 million). Guarantees in favor of banks include guarantees provided on behalf of Seadrill Partners of $621 million (2015: $698 million). Guarantees in favor of suppliers includes guarantees on behalf of Seadrill Partners of $0.4 million (2015: $86 million). See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein.
[4]	Guarantees to Seabras Sapura -Within guarantees in favor of banks are guarantees provided on behalf of Seabras Sapura Participacoes and Seabras Sapura Holdco totaling $787 million (2015: $550 million). There were no guarantees in favor of suppliers in relation to the Company's joint venture Seabras Sapura Holdco (2015: $125 million). See Note 31 "Related party transactions" to the Consolidated Financial Statements included herein for more information.